ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Jun. 30, 2021
ALLOWANCE FOR LOAN LOSSES [Abstract]
Schedule of Changes in the Allowance for Loan Losses

The following is a summary of the changes in the allowance for loan losses:

	2021	2020	2019
	(Dollars in Thousands)
Balance, July 1	$618	$548	$468
Add:
(Credit) provision for loan losses	(53)	70	80
Less:
Loans charged off	—	—	—

Balance, June 30	$565	$618	$548

Schedule of Primary Segments of Allowance for Loan Losses

The following tables summarize the primary segments of the allowance for loan losses (“ALLL”), segregated into the amount required for loans individually evaluated for impairment and the amount required for loans collectively evaluated for impairment as of June 30, 2021, June 30, 2020 and June 30, 2019. Activity in the allowance is presented for the fiscal years ended June 30, 2021, 2020 and 2019.

	As of June 30, 2021
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans[5]	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2020	$449	$38	$6	$26	$66	$32	$1	$618
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	(60)	12	5	(2)	(7)	—	(1)	(53)

Ending ALLL Balance at June 30, 2021	$389	$50	$11	$24	$59	$32	$—	$565

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	389	50	11	24	59	32	—	565

	$389	$50	$11	$24	$59	$32	$—	$565

	As of June 30, 2020
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans[5]	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2019	$405	$46	$10	$17	$37	$30	$3	$548
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	44	(8)	(4)	9	29	2	(2)	70

Ending ALLL Balance at June 30, 2020	$449	$38	$6	$26	$66	$32	$1	$618

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	449	38	6	26	66	32	1	618

	$449	$38	$6	$26	$66	$32	$1	$618

[5]	Not secured by real estate.

	As of June 30, 2019
	First Mortgage Loans
	1 – 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans[5]	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2018	$356	$24	$—	$18	$35	$31	$4	$468
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	—	—	—	—	—	—	—
Provisions	49	22	10	(1)	2	(1)	(1)	80

Ending ALLL Balance at June 30, 2019	$405	$46	$10	$17	$37	$30	$3	$548

Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	405	46	10	17	37	30	3	548

	$405	$46	$10	$17	$37	$30	$3	$548

Schedule of Reserve Factors

During the fiscal years ended June 30, 2021, 2020 and 2019, respectively, the Company increased its ALLL reserve factors for the following loan segments:

Loan Segment	06/30/2021 Factor	06/30/2020 Factor	06/30/2019 Factor
1-4 Family Permanent	0.575%	0.575%	0.500%
1-4 Family – Construction	0.825%	0.825%	0.750%
Land Acquisition & Dev	1.250%	1.250%	1.000%
Multi-family	0.700%	0.700%	0.550%
Commercial Real Estate	1.500%	1.500%	1.000%
Consumer	1.100%	1.100%	1.000%
Commercial[5]	6.000%	6.000%	5.000%

[5]	Not secured by real estate.